DOCUMENT AND ENTITY INFORMATION	Nov. 10, 2022
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	Bimini Capital Management, Inc.
Entity Central Index Key	0001275477
Entity Emerging Growth Company	false
City Area Code	772
Local Phone Number	231-1400
Entity Address Line 1	3305 Flamingo Drive
Entity Address City or Town	Vero Beach
Entity Address State or Province	FL
Entity Postal Zip Code	32963
Entity Incorporation, State Country Name	MD
Entity File Number	001-32171
Entity Tax ID Number	72-1571637
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	false
Soliciting Material	false
Written Communications	false